Derivatives and Hedging - Additional Information (Detail)	12 Months Ended		5 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 28, 2010 Predecessor USD ($)	Aug. 29, 2008 2008 Swap [Member] USD ($)	Mar. 31, 2013 2010 Swap USD ($)	Dec. 31, 2012 2010 Swap USD ($)	Dec. 31, 2011 2010 Swap USD ($)	Jun. 24, 2010 2010 Swap USD ($)	Mar. 31, 2013 2012 Metal Swap No. 1	Dec. 31, 2012 2012 Metal Swap No. 1 USD ($)	Apr. 20, 2012 2012 Metal Swap No. 1 USD ($) Mg	Mar. 31, 2013 2012 Metal Swap No. 2	Dec. 31, 2012 2012 Metal Swap No. 2 USD ($)	May 30, 2012 2012 Metal Swap No. 2 USD ($) Mg	Mar. 31, 2013 2012 Metal Swap No. 3 USD ($)	Dec. 31, 2012 2012 Metal Swap No. 3 USD ($)	May 30, 2012 2012 Metal Swap No. 3 USD ($) Mg	Dec. 31, 2012 2012 FX Contract [Member] USD ($)	Dec. 18, 2012 2012 FX Contract [Member] CAD
Derivative [Line Items]
Term of derivative instrument				3 years				2 years			8 months			7 months			10 months		6 months
Notional amount of derivative instrument				$ 50,000,000				$ 115,000,000			$ 294,700			$ 77,900			$ 272,500		105,000,000
Interest rate of derivative instrument				3.41%				2.47%
Interest expense			1,579,000
Start date of forward derivative					May 31, 2011	May 31, 2011
Termination date of derivative					May 31, 2013	May 31, 2013			Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2012	Dec. 31, 2012		Mar. 31, 2013	Mar. 31, 2013		May 21, 2013
Unrealized gain(loss) on derivative		643,000
Fair value of derivative liability					211,000	418,000				17,000			6,000		10,000	6,000		1,475,000
Fair value of derivative liability, non-current							1,205,000
Quantity of derivative instrument											35			10			35
Price of copper											8.42			7.79			7.785
Forward exchange rate																			0.9989
Increase in other expense	$ 1,138,000